SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Revenues, net	$ 7,521,447	$ 8,248,108	$ 7,991,103
Cost of revenue to related party	5,738,306	6,554,925	6,351,394
Related Party [Member]
Related Party Transaction [Line Items]
Revenues, net	221	30,565	36,110
Cost of revenue to related party		769
Rental expenses paid to related parties	107,756	97,675	87,401
Loan interest expenses paid to related parties	$ 71,758	$ 71,899	$ 71,111